Basis of Presentation of the Consolidated Financial Statements - Sale of Share Capital (Details) € / shares in Units, € in Millions, shares in Millions					1 Months Ended	12 Months Ended
	Jul. 27, 2018 EUR (€) € / shares	Nov. 13, 2017 EUR (€) shares	Oct. 24, 2017 EUR (€) shares	Feb. 20, 2017 EUR (€) shares	Dec. 31, 2017 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Oct. 31, 2017
Disclosure of classes of share capital [line items]
Impact of transaction in equity attributable to equity holders	€ 232.0
Increase (decrease) in equity through change in equity of equity holders						€ 371.0	€ 1,843.0	€ (7.0)
Retained earnings
Disclosure of classes of share capital [line items]
Increase (decrease) in equity through change in equity of equity holders					€ 570.0	232.0	449.0
Reserve of exchange differences on translation [member]
Disclosure of classes of share capital [line items]
Increase (decrease) in equity through change in equity of equity holders					(9.0)		(9.0)
Non-controlling interests
Disclosure of classes of share capital [line items]
Increase (decrease) in equity through change in equity of equity holders	139.0				690.0	€ 139.0	€ 649.0	€ (7.0)
Telxius Telecom, S.A.
Disclosure of classes of share capital [line items]
Proportion of ownership interest (as a percent)						50.01%
Proportion of share capital acquired (as a percent)				40.00%		40.00%
Purchase of investment interest				€ 1,275.0
Telxius Telecom, S.A. | Telefonica, S.A.
Disclosure of classes of share capital [line items]
Proportion of indirect participation (as a percent)						9.99%
Telxius Telecom, S.A. | Pontel Participaciones, SL
Disclosure of classes of share capital [line items]
Proportion of ownership interest (as a percent)						60.00%
Telxius Telecom, S.A. | KKR
Disclosure of classes of share capital [line items]
Increase (decrease) in equity through change in equity of equity holders					€ 690.0
Number of share options exercised | shares		38		38
Proportion of share capital acquired (as a percent)		15.20%		15.20%	15.20%	40.00%	15.20%
Purchase of investment interest		€ 484.5		€ 484.5	€ 1,275.0
Pontegadea Group | Telxius Telecom, S.A.
Disclosure of classes of share capital [line items]
Proceeds from exchange of share capital	€ 378.8
Transfer price per share (EUR per share) | € / shares	€ 15.2
Pontegadea Group | Telxius Telecom, S.A. | Telefonica, S.A.
Disclosure of classes of share capital [line items]
Proportion of voting equity transferred (as a percent)	16.65%
KKR | Telxius Telecom, S.A.
Disclosure of classes of share capital [line items]
Proceeds from exchange of share capital			€ 790.5	€ 790.5
Number of shares exchanged for cash | shares			62	62
Percent of share capital transferred			0.248	0.248					0.248